Provisions (Tables)	12 Months Ended
Mar. 31, 2020
Provisions
Schedule of Provisions

	Asset
	retirement	Legal and
	obligations	regulatory	Other[1]	Total
	€m	€m	€m	€m
31 March 2018	583	522	851	1,956
Exchange movements	(4)	(5)	5	(4)
Amounts capitalised in the year	210	—	—	210
Amounts charged to the income statement	—	91	643	734
Utilised in the year − payments	(32)	(53)	(253)	(338)
Amounts released to the income statement	—	(48)	(108)	(156)
31 March 2019	757	507	1,138	2,402
Adoption of IFRS 16	—	—	(85)	(85)
1 April 2019	757	507	1,053	2,317
Exchange movements	(16)	(2)	3	(15)
Acquisition of subsidiaries	56	18	104	178
Disposal of subsidiaries	(69)	—	(6)	(75)
Amounts capitalised in the year	270	—	—	270
Amounts charged to the income statement	—	122	712	834
Utilised in the year − payments	(34)	(98)	(579)	(711)
Amounts released to the income statement	(9)	(45)	(212)	(266)
Transfer to liabilities held for resale	(5)	(27)	(2)	(34)
31 March 2020	950	475	1,073	2,498

Note:

1	Other includes restructuring provisions of €543 million (2019: €499 million).

Schedule of Provisions analysed between current and non-current

31 March 2020

	Asset
	retirement	Legal and
	obligations	regulatory	Other	Total
	€m	€m	€m	€m
Current liabilities	23	292	709	1,024
Non-current liabilities	927	183	364	1,474
	950	475	1,073	2,498

31 March 2019

	Asset
	retirement	Legal and
	obligations	regulatory	Other	Total
	€m	€m	€m	€m
Current liabilities	28	274	858	1,160
Non-current liabilities	729	233	280	1,242
	757	507	1,138	2,402